Debt (Schedule Of Debt) (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2016 USD ($) item	Dec. 31, 2015 USD ($)
Debt Instrument [Line Items]
Collateral (Number of aircraft) | item		540
Commitment		$ 34,699,715
Debt, undrawn amounts		7,338,181
Long-term Debt		27,716,999	$ 29,641,863
Fair value adjustments		500,000
Debt issuance costs and debt discounts		(156,901)	(164,980)	[1]
Unsecured Debt [Member]
Debt Instrument [Line Items]
Commitment		18,469,864
Debt, undrawn amounts		4,100,000
Long-term Debt		14,800,212	15,619,510
Secured Debt [Member]
Debt Instrument [Line Items]
Commitment		14,674,071
Debt, undrawn amounts		3,238,181
Long-term Debt		11,518,140	12,623,288
Subordinated Debt [Member]
Debt Instrument [Line Items]
Commitment		1,555,780
Long-term Debt		1,555,548	1,564,045
ILFC Legacy Notes [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Commitment		7,670,000
Long-term Debt		$ 7,670,000	9,220,000
Debt, weighted average interest rate	[2]	6.96%
AerCap Aviation Notes [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Commitment		$ 300,000
Long-term Debt		$ 300,000	300,000
Debt, weighted average interest rate	[2]	6.38%
Debt, Maturity		2017
AerCap Trust & AICDC [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Commitment		$ 6,399,864
Long-term Debt		$ 6,399,864	5,399,864
Debt, weighted average interest rate	[2]	4.25%
Asia Revolving Credit Facility [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Commitment		$ 600,000
Debt, undrawn amounts		$ 600,000
Debt, Maturity		2020
Citi Revolving Credit Facility [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Commitment		$ 3,000,000
Debt, undrawn amounts		$ 3,000,000
Debt, Maturity		2018
AIG Revolving Credit Facility [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Commitment		$ 500,000
Debt, undrawn amounts		$ 500,000
Debt, Maturity		2019
Other Unsecured Debt [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Long-term Debt			27,959
Unsecured Debt, Fair Value Adjustment [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Long-term Debt		$ 430,348	671,687
Export Credit Facilities [Member]
Debt Instrument [Line Items]
Collateral (Number of aircraft) | item		85
Export Credit Facilities [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Collateral (Number of aircraft) | item		85
Commitment		$ 1,722,376
Long-term Debt		$ 1,722,376	2,292,686
Debt, weighted average interest rate	[2]	2.52%
Senior Secured Notes [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Collateral (Number of aircraft) | item		85
Commitment		$ 1,275,000
Long-term Debt		$ 1,275,000	2,550,000
Debt, weighted average interest rate	[2]	7.13%
Debt, Maturity		2018
Institutional Secured Term Loans & Secured Portfolio Loans [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Collateral (Number of aircraft) | item		221
Commitment		$ 6,484,123
Debt, undrawn amounts		1,455,500
Long-term Debt		$ 5,028,623	3,269,822
Debt, weighted average interest rate	[2]	3.16%
ALS II Debt [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Collateral (Number of aircraft) | item		26
Commitment		$ 17,746
Long-term Debt		$ 17,746	210,557
Debt, weighted average interest rate	[2]	2.55%
Debt, Maturity		2038
AerFunding Revolving Credit Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Collateral (Number of aircraft) | item		15
Commitment		$ 2,160,000
Debt, undrawn amounts		1,563,181
Long-term Debt		$ 596,819	1,058,294
Debt, weighted average interest rate	[2]	2.92%
Debt, Maturity		2019
AeroTurbine Revolving Credit Agreement [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Commitment	[3]	$ 200,000
Debt, undrawn amounts	[3]	75,000
Long-term Debt	[3]	$ 125,000	321,603
Debt, weighted average interest rate	[2],[3]	3.27%
Debt, Maturity	[3]	2019
Other Secured Debt [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Collateral (Number of aircraft) | item		108
Commitment		$ 2,814,826
Debt, undrawn amounts		144,500
Long-term Debt		$ 2,670,325	2,745,423
Debt, weighted average interest rate	[2]	3.57%
Other Secured Debt [Member] | Other Secured Debt Limited Recourse In Nature [Member]
Debt Instrument [Line Items]
Long-term Debt		$ 209,500
Secured Debt Fair Value Adjustment [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Long-term Debt		82,251	174,903
ECAPs Subordinated Debt [Member] | Subordinated Debt [Member]
Debt Instrument [Line Items]
Commitment		1,000,000
Long-term Debt		$ 1,000,000	1,000,000
Debt, weighted average interest rate	[2]	4.77%
Debt, Maturity		2065
Junior Subordinated Notes [Member] | Subordinated Debt [Member]
Debt Instrument [Line Items]
Commitment		$ 500,000
Long-term Debt		$ 500,000	500,000
Debt, weighted average interest rate	[2]	6.50%
Debt, Maturity		2045
Subordinated Debt Joint Ventures Partners [Member] | Subordinated Debt [Member]
Debt Instrument [Line Items]
Commitment		$ 55,780
Long-term Debt		$ 55,780	64,280
Debt, weighted average interest rate	[2]	2.26%
Debt, Maturity		2022
Subordinated Debt Fair Value Adjustment [Member] | Subordinated Debt [Member]
Debt Instrument [Line Items]
Long-term Debt		$ (232)	$ (235)
Minimum [Member] | ILFC Legacy Notes [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Debt, Maturity		2017
Minimum [Member] | AerCap Trust & AICDC [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Debt, Maturity		2017
Minimum [Member] | Export Credit Facilities [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt, Maturity		2017
Minimum [Member] | Institutional Secured Term Loans & Secured Portfolio Loans [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt, Maturity		2020
Minimum [Member] | Other Secured Debt [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt, Maturity		2017
Maximum [Member] | ILFC Legacy Notes [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Debt, Maturity		2022
Maximum [Member] | AerCap Trust & AICDC [Member] | Unsecured Debt [Member]
Debt Instrument [Line Items]
Debt, Maturity		2022
Maximum [Member] | Export Credit Facilities [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt, Maturity		2027
Maximum [Member] | Institutional Secured Term Loans & Secured Portfolio Loans [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt, Maturity		2024
Maximum [Member] | Other Secured Debt [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt, Maturity		2034

[1]	We retrospectively reclassified $165.0 million of debt issuance costs from other assets to a direct reduction of the debt liability as of December 31, 2015. See Note 3-Summary of significant accounting policies.
[2]	The weighted average interest rate for our floating rate debt is calculated based on the U.S. dollar LIBOR rate as of the last interest payment date of the respective debt, and excludes the impact of related derivative financial instruments which we hold to hedge our exposure to floating interest rates, as well as any amortization of debt issuance costs and debt discounts.
[3]	AeroTurbine's assets served as collateral for the AeroTurbine revolving credit agreement.